Fidelity® Institutional Money Market Funds

Treasury Only Portfolio

Class/Ticker

Select/FTYXX

Summary Prospectus

May 30, 2014

Fund Summary

Fund/Class:
Treasury Only Portfolio/Select

Investment Objective

The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.05%
Other expenses	0.07%
Total annual operating expenses	0.26%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 27
3 years	$ 84
5 years	$ 146
10 years	$ 331

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Summary Prospectus

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	1.08%	2.80%	4.58%	4.54%	1.61%	0.12%	0.01%	0.01%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.22%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Summary Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Select Class	0.01%	0.03%	1.46%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Select Class has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Summary Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926950.103 MTO-SC-SUM-0514

Fidelity® Institutional Money Market Funds

Treasury Only Portfolio

Class/Ticker

II/FOXXX

Summary Prospectus

May 30, 2014

Fund Summary

Fund/Class:
Treasury Only Portfolio/II

Investment Objective

The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual operating expenses	0.36%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 37
3 years	$ 116
5 years	$ 202
10 years	$ 456

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Summary Prospectus

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	0.98%	2.70%	4.48%	4.43%	1.50%	0.06%	0.01%	0.01%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.19%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class II	0.01%	0.02%	1.40%

Summary Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Class II has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926984.103 MTO-II-SUM-0514

Fidelity® Institutional Money Market Funds

Treasury Only Portfolio

Class/Ticker

I/FSIXX

Summary Prospectus

May 30, 2014

Fund Summary

Fund/Class:
Treasury Only Portfolio/I

Investment Objective

The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 22
3 years	$ 68
5 years	$ 118
10 years	$ 268

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Summary Prospectus

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com or www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	1.14%	2.85%	4.64%	4.59%	1.66%	0.16%	0.01%	0.01%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.23%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class I	0.01%	0.04%	1.49%

Summary Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com or www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its NAV. Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its net asset value per share (NAV). Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Class I has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926983.103 MTO-I-SUM-0514

Fidelity® Institutional Money Market Funds

Treasury Only Portfolio

Class/Ticker

III/FOIXX

Summary Prospectus

May 30, 2014

Fund Summary

Fund/Class:
Treasury Only Portfolio/III

Investment Objective

The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 47
3 years	$ 148
5 years	$ 258
10 years	$ 579

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Summary Prospectus

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	0.88%	2.59%	4.38%	4.33%	1.40%	0.03%	0.01%	0.01%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.16%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2011
Year-to-Date Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class III	0.01%	0.01%	1.35%

Summary Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Class III has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926985.103 MTO-III-SUM-0514

Fidelity® Institutional Money Market Funds

Treasury Only Portfolio

Class/Ticker

IV/FOPXX

Summary Prospectus

May 30, 2014

Fund Summary

Fund/Class:
Treasury Only Portfolio/IV

Investment Objective

The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

Principal Investment Strategies

  Normally investing at least 80% of assets in U.S. Treasury securities.
  Normally investing in securities whose interest is exempt from state and local income taxes.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Summary Prospectus

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011	2012	2013
	1.15%	0.01%	0.01%	0.01%	0.01%	0.01%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.55%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2014

Summary Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Life of classA
Class IV	0.01%	0.01%	0.22%

A From December 12, 2007.

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone To reach a Fidelity representative 1-877-297-2952
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Class IV has a minimum initial investment of $1 million, which may be waived if your aggregate balance in the Fidelity® Institutional Money Market Funds is greater than $10 million. The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Summary Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.926949.103 MTO-IV-SUM-0514